Charter arrangements, Shipping revenues (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Shipping Revenues [Abstract]
Shipping revenues		$ 535,068	$ 375,941	$ 355,052
Time Charter Revenues [Member]
Shipping Revenues [Abstract]
Shipping revenues	[1]	57,472	64,462	100,310
Time Charter Revenues [Member] | IFRS 15 [Member]
Shipping Revenues [Abstract]
Shipping revenues		14,800
Voyage Charter Revenues [Member]
Shipping Revenues [Abstract]
Shipping revenues	[2]	477,595	311,480	254,742
Other Shipping Revenues [member]
Shipping Revenues [Abstract]
Shipping revenues		$ 0	$ 0	$ 0

[1]	2019 time charter revenue is presented in accordance with IFRS 16 Leases, while the portion of time charter revenue related to technical management services, equaling $14.8 million, is presented in accordance with IFRS 15 Revenue from Contracts with Customers.
[2]	2019 and 2018 voyage charter revenue is presented in accordance with IFRS 15 Revenue from Contracts with Customers. The comparative information has not been restated.